FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.8	$ 1.0
Financial liabilities measured at fair value	$ 0.0	$ 0.2
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.12	0.23
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.04	1.14
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.77	0.98
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 6.0	$ 5.2
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.03	0.01
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.01	1.73
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.93	0.84
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0017	0.0016
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0294	0.0545
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0094	0.0195
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0098	0.0075
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1958	0.1899
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0225	0.0208
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.7	$ 0.7
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.05	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.05	1.12
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.80	0.79
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.7	$ 0.8
Financial liabilities measured at fair value	0.0	0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	3.2	3.0
Financial liabilities measured at fair value	0.0	0.0
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	12.9	13.3
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 2.3	$ 2.8
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0095	0.0095
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0224	0.0201
Derivative financial instruments: Interest rate
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.9	$ 0.9
Financial liabilities measured at fair value	$ 0.3	$ 0.3
Derivative financial instruments: Interest rate | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0005	0.0005
Derivative financial instruments: Interest rate | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0020	0.0020
Derivative financial instruments: Interest rate | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0053	0.0050
Derivative financial instruments: Interest rate | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0119	0.0156
Derivative financial instruments: Interest rate | Option model | IR-to-IR correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.68	0.60
Derivative financial instruments: Interest rate | Option model | IR-to-IR correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.99	0.99
Derivative financial instruments: Credit
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.9	$ 0.6
Financial liabilities measured at fair value	$ 0.2	$ 0.4
Derivative financial instruments: Credit | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0003	0.0002
Derivative financial instruments: Credit | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1760	0.1789
Derivative financial instruments: Credit | Discounted expected cash flows | Credit correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.50	0.50
Derivative financial instruments: Credit | Discounted expected cash flows | Credit correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.58	0.66
Derivative financial instruments: Credit | Discounted expected cash flows | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Derivative financial instruments: Credit | Discounted expected cash flows | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Derivative financial instruments: Credit | Option model | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0
Derivative financial instruments: Credit | Option model | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.40
Derivative financial instruments: Credit | Option model | Credit volatility | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60	0.59
Derivative financial instruments: Credit | Option model | Credit volatility | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.43	1.27
Derivative financial instruments: Equity / index
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.3	$ 1.1
Financial liabilities measured at fair value	$ 3.5	$ 3.1
Derivative financial instruments: Equity / index | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.10	0.16
Derivative financial instruments: Equity / index | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.03	0.04
Derivative financial instruments: Equity / index | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.99	1.26
Derivative financial instruments: Equity / index | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.65)	(0.65)
Derivative financial instruments: Equity / index | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.74	0.80
Derivative financial instruments: Equity / index | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.10)	0
Derivative financial instruments: Equity / index | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 0.0	$ 0.1
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.80	0.60
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1.01